Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 17, 2024	Dec. 31, 2023
Current liabilities
Goodwill	$ 307,954	$ 307,014
HMH Holding BV And Subsidiaries [Member]
Current liabilities
Goodwill		$ 307,014	$ 300,939		$ 287,848
HMH Holding BV And Subsidiaries [Member] | Drillform Technical Services Ltd [Member]
Assets
Cash and cash equivalents				$ 1,377
Accounts receivable				836
Inventory				3,043
Prepaid expenses and other current assets				110
Total current assets				5,366
Property and equipment				439
Intangible assets				11,000
Total assets				16,805
Current liabilities
Customer deposits				3,885
Accounts payable				1,307
Warranty liability				2,432
Deferred tax liability				477
Total current liabilities				8,101
Total debt and leases				2
Contingent consideration				3,700
Total liabilities				11,803
Equity consideration				21,000
Goodwill				$ 15,998